BUSINESS COMBINATIONS - Additional information (Details)	1 Months Ended
	Aug. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Options	Dec. 31, 2023 Options	Jan. 25, 2023 shares	Dec. 31, 2022 USD ($) Options
BUSINESS COMBINATIONS
Property and equipment		$ 51,000			$ 12,000
Lease liabilities		$ 350,000
Number of shares issued for acquisition		0	633,681	12,250,000	1,228,410
Shipsta
BUSINESS COMBINATIONS
Goodwill	$ 2,546,000
Acquisition related costs	$ 283,000
Number of shares issued for acquisition | shares	539,966
Shipsta | RSU
BUSINESS COMBINATIONS
Number of shares issued for acquisition	552,475
Units vest at certain dates over a period	4 years
Shipsta | Fair Value at Closing
BUSINESS COMBINATIONS
Cash	$ 131,000
Current assets	319,000
Right-of-use assets	350,000
Property and equipment	51,000
Customer relations	2,308,000
Technology	1,230,000
Goodwill	2,546,000
Current liabilities	(1,590,000)
Lease liabilities	(350,000)
Total purchase price	$ 4,995,000